Acquisitions and Divestitures - 2017 Acquisitions (Details) $ / shares in Units, $ / shares in Units, € in Millions, R in Millions, $ in Millions, ₨ in Billions																1 Months Ended		12 Months Ended
	Jun. 18, 2018 USD ($)	Mar. 09, 2018 shares	Jan. 31, 2018 USD ($)	Jan. 31, 2018 ZAR (R)	Dec. 28, 2017 USD ($)	Sep. 06, 2017 USD ($)	Sep. 06, 2017 EUR (€)	Aug. 17, 2017 USD ($) shares	Aug. 17, 2017 INR (₨)	Jul. 06, 2017 USD ($) $ / shares shares	Jul. 04, 2017 USD ($)	Jul. 04, 2017 EUR (€)	Feb. 17, 2017 USD ($) $ / shares shares	Jan. 26, 2017 USD ($) $ / shares shares	Jan. 13, 2017 USD ($) $ / shares shares	Nov. 30, 2017 USD ($)	Nov. 30, 2017 INR (₨)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016	Dec. 22, 2017 USD ($)	Dec. 22, 2017 INR (₨)	Feb. 14, 2017 USD ($)	Feb. 14, 2017 INR (₨)	Jan. 26, 2017 CAD ($)	Oct. 18, 2016 USD ($)	Aug. 26, 2016	Feb. 08, 2016
Disclosure of detailed information about business combination [line items]
Sale of subsidiary																		$ 71.4	$ 640.4
Investments in associates																		4,863.0	3,656.3
Acquisitions of subsidiaries																		(5.8)	4,647.6
Other net changes in capitalization (notes 16 and 23)																		(611.5)	420.6
Notional amount																		$ 6,506.4	$ 6,396.9
Allied World
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired								5.40%		94.60%
Purchase consideration								$ 229.0		$ 3,977.9
Cash transferred								109.7		$ 1,905.6
Equity interests issued, pre-closing dividends paid per share (in dollars per share) | $ / shares										$ 5.00
Equity interests issued, pre-closing dividends paid										$ 438.0
Fairfax Africa
Disclosure of detailed information about business combination [line items]
Cash transferred													$ 252.2
Number of multiple voting equity interests acquired | shares													22,715,394
Number of subordinated voting equity interests acquired | shares													2,500,000
Saurashtra Freight Private Limited
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired																							51.00%	51.00%
Purchase consideration																							$ 30.0	₨ 2.0
Certain American International Group, Inc. Operations In Latin America And Central And Eastern Europe
Disclosure of detailed information about business combination [line items]
Purchase consideration																										$ 240.0
Fairfax Africa
Disclosure of detailed information about business combination [line items]
Ownership percentage	59.20%																		64.20%
Voting interest percentage	98.30%																		98.80%
Number of subordinated voting equity interests acquired | shares																		4,745,421
Acquisitions of subsidiaries																		$ 86.6
Other net changes in capitalization (notes 16 and 23)																		$ 3.9
First Capital Insurance Limited
Disclosure of detailed information about business combination [line items]
Percentage of interest sold					97.70%
Sale of subsidiary					$ 1,683.3
Realized gain of sale of subsidiary					$ 1,018.6
Fairfax India
Disclosure of detailed information about business combination [line items]
Ownership percentage															30.20%
Voting interest percentage															93.60%
Number of subordinated voting equity interests acquired | shares		7,663,685
Acquisitions of subsidiaries															$ 336.3
Other net changes in capitalization (notes 16 and 23)															(3.3)
Co-Investors | Allied World
Disclosure of detailed information about business combination [line items]
Purchase consideration										1,580.0
Quess | Manipal
Disclosure of detailed information about business combination [line items]
Purchase consideration																					$ 152.5	₨ 9.8
Thomas Cook India | Quess
Disclosure of detailed information about business combination [line items]
Percentage of interest sold																5.40%	5.40%
Sale of subsidiary																$ 96.8	₨ 6.3
Fairfax India
Disclosure of detailed information about business combination [line items]
Proceeds from issuing shares															493.5
Fairfax India | Fairchem Limited
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired																												44.70%
Fairfax India | Privi Organics
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired																											50.80%
Fairfax Africa
Disclosure of detailed information about business combination [line items]
Proceeds from issuing shares	$ 148.3
Subordinate voting shares
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares																		27,717,325	27,904,801
Subordinate voting shares | Allied World
Disclosure of detailed information about business combination [line items]
Equity interests issued in combination								$ 119.3		$ 2,072.3									$ 2,191.6
Number of shares issued (in shares) | shares								276,397		4,799,497
Subordinate voting shares | Fairfax Africa
Disclosure of detailed information about business combination [line items]
Consideration paid																		$ 57.8
Subordinate voting shares | Fairfax India
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares		7,663,685
Common shares | Quess
Disclosure of detailed information about business combination [line items]
Proceeds from issuing shares								$ 132.2	₨ 8.5
Common shares | Quess | Manipal
Disclosure of detailed information about business combination [line items]
Equity interests issued in combination																					117.7	7.5
Preferred shares | Quess | Manipal
Disclosure of detailed information about business combination [line items]
Equity interests issued in combination																					$ 34.3	₨ 2.2
Multiple voting shares
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares																		1,548,000	1,548,000
Multiple voting shares | Fairfax Africa
Disclosure of detailed information about business combination [line items]
Share acquired through exchange of indirect interest (in shares) | shares													7,284,606
Multiple voting shares | Fairfax Africa
Disclosure of detailed information about business combination [line items]
Proceeds from issuing shares													$ 493.3
Allied World | Co-Investors
Disclosure of detailed information about business combination [line items]
Ownership percentage																		32.60%
Quess
Disclosure of detailed information about business combination [line items]
Ownership percentage																			33.10%	42.10%
Acquisitions of subsidiaries																			$ 210.0
Other net changes in capitalization (notes 16 and 23)																		$ 212.5	$ 135.6
Grivalia
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired						0.10%	0.10%				10.30%	10.30%
Ownership percentage						52.70%	52.70%				52.60%	52.60%
Consideration paid						$ 0.6	€ 0.5				$ 100.0	€ 88.0
Gain (loss) on fair value adjustment											$ 51.3
AFGRI Proprietary Limited
Disclosure of detailed information about business combination [line items]
Indirect equity interest													39.60%
Equity interests issued in combination													$ 72.8
AFGRI Proprietary Limited | Fairfax Africa
Disclosure of detailed information about business combination [line items]
Ownership percentage																		60.00%
Consideration paid			$ 0.0	R 311.2
Fairfax Africa
Disclosure of detailed information about business combination [line items]
Ownership percentage													64.20%
Voting interest percentage													98.80%
Investments in associates													$ 325.0
Investment in associates (in dollars per share) | $ / shares													$ 10.00
Fairchem Limited | Fairfax India
Disclosure of detailed information about business combination [line items]
Ownership percentage																		48.70%
Mosaic Capital
Disclosure of detailed information about business combination [line items]
Voting interest percentage														62.00%
Investments in associates														$ 114.5											$ 150,000,000
Mosaic Capital | Common shares
Disclosure of detailed information about business combination [line items]
Warrants to acquire common shares (in shares) | shares														17,026,106
Warrants to acquire common shares (in dollars per share) | $ / shares														$ 8.81
Fairfax Financial Holdings | Subordinate voting shares | Fairfax India
Disclosure of detailed information about business combination [line items]
Purchase consideration															$ 145.0
Consideration transferred (in dollars per share) | $ / shares															$ 11.75
Number of subordinated voting equity interests acquired | shares															12,340,500
6.00% Senior Preferred Securities | Mosaic Capital
Disclosure of detailed information about business combination [line items]
Notional amount																									$ 100,000,000.0
Interest rate														6.00%											6.00%
5.00% Senior Secured Debentures | Mosaic Capital
Disclosure of detailed information about business combination [line items]
Notional amount																									$ 50,000,000.0
Interest rate														5.00%											5.00%